Document and Entity Information	Apr. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2020
Document Effective Date	Sep. 21, 2020
Prospectus Date	Jul. 31, 2020
Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX
Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX